Summarised financial information - summarised equity information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Summarised Financial Information [Line Items]
Total equity		£ 47,177	£ 49,995	£ 54,469	£ 52,934
Share capital		581	585	589
Perpetual hybrid bonds		1,685	£ 1,685	1,685
Parent Company
Disclosure Of Summarised Financial Information [Line Items]
Total equity	£ 37,238	34,433		33,665
Share capital	585	581		589
Share premium	121	123		119
Perpetual hybrid bonds	1,685	1,685		1,685
Other Equity	£ 34,848	£ 32,044		£ 31,272